Loss Per Ordinary Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Loss Per Ordinary Share

NOTE 10—LOSS PER ORDINARY SHARE

The following table sets forth the calculation of basic and diluted loss per share for the periods indicated:

	Year ended December 31,
	2017	2016	2015
Basic and diluted:
Loss attributable to equity holders of the Company	$20,000	$1,941	$12,689
Dividend accumulated for preferred shares during the period	$825	$2,467	$852
Loss attributable to equity holders of the Company, after deducting dividend accumulated for preferred shares	$20,825	$4,408	$13,541
Weighted average number of ordinary shares	9,716,790	2,305,503	2,300,959
Loss per ordinary share (LPS)	$2.14	$1.91	$5.88

For the years ended December 31, 2017, 2016 and 2015, all ordinary shares underlying outstanding options, A-1 warrants and convertible preferred shares have been excluded from the calculation of the diluted loss per share since their effect was anti-dilutive. Diluted LPS does not include 2,415,545, 2,665,099 and 2,199,838 ordinary shares underlying outstanding options for the years ended December 31, 2017, 2016 and 2015, respectively, 728,312 shares issuable upon exercise of the Preferred A-1 warrants, which were converted to ordinary shares upon the IPO, for the years ended December 31, 2016 and 2015, and 5,193,427 shares issuable upon conversion of preferred shares for the years ended December 31, 2016 and 2015.